PREPAID EQUIPMENT COST (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Schedule Of Prepaid Equipment Cost [Line Items]
Prepaid equipment costs	$ 290	$ 2,364
Impairment Loss On Prepaid Equipment Cost	$ 16,646
Air Line WIFI Equipment [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Prepaid equipment costs		$ 2,364